Expense Example, No Redemption - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Mortgage Securities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 478
3 Years	645
5 Years	826
10 Years	1,350
Fidelity Advisor Mortgage Securities Fund - Class C
Expense Example, No Redemption:
1 Year	163
3 Years	505
5 Years	871
10 Years	1,686
Fidelity Advisor Mortgage Securities Fund - Class M
Expense Example, No Redemption:
1 Year	477
3 Years	642
5 Years	821
10 Years	1,339
Fidelity Advisor Mortgage Securities Fund - Class I
Expense Example, No Redemption:
1 Year	53
3 Years	167
5 Years	291
10 Years	653
Fidelity Advisor Mortgage Securities Fund - Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500